Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%
Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership	43.47%
Investment	$ 4,408,000
Appalachian Power Co to AEP Generation Resources Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	(27,000)		698,000
Appalachian Power Co to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	331,000		507,000
Appalachian Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	56,000		20,000
Appalachian Power Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	96,000		140,000
Indiana Michigan Power Co to AEP Generation Resources Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	0		33,000
Indiana Michigan Power Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			0
Indiana Michigan Power Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals) [Abstract]
Percentage of Power Sold under Unit Power Agreement	30.00%
Indiana Michigan Power Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	1,275,000		595,000
Indiana Michigan Power Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	2,159,000		1,395,000
Ohio Power Co to Appalachian Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services			(11,000)	[1]	942,000
Railcar Maintenance			3,000		88,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance			3,000		88,000
Ohio Power Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services			15,596,000	[2]	32,639,000	[2]
Railcar Maintenance			1,285,000	[3]	3,343,000	[3]
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance			1,285,000	[3]	3,343,000	[3]
Ohio Power Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance			59,000		281,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance			59,000		281,000
Ohio Power Co to Southwestern Electric Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance			1,204,000		2,102,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance			1,204,000		2,102,000
Public Service Co of Oklahoma to AEP Generation Resources Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	0		2,000
Public Service Co of Oklahoma to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			0
Public Service Co of Oklahoma to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	133,000		195,000
Public Service Co of Oklahoma to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	183,000		43,000
Southwestern Electric Power Co to AEP Generation Resources Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	0		19,000
Southwestern Electric Power Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			0
Southwestern Electric Power Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance	508,000		873,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	1,078,000		854,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	508,000		873,000
Southwestern Electric Power Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance	496,000		279,000
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement	652,000		329,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	496,000		279,000
AEP Generating Co to Appalachian Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services	1,000		0
AEP Generating Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services	16,186,000		6,820,000
Railcar Maintenance	2,497,000		1,073,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	2,497,000		1,073,000
AEP Generating Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals) [Abstract]
Percentage of Power Sold under Unit Power Agreement	30.00%
AEP Generating Co to Ohio Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services	0		322,000
Railcar Maintenance	0		41,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	0		41,000
AEP Generating Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance	310,000		106,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	310,000		106,000
AEP Generating Co To Southwestern Electric Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Railcar Maintenance	3,275,000		1,237,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance	3,275,000		1,237,000
AEP Generation Resources Co to Appalachian Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			775,000
AEP Generation Resources Co to Indiana Michigan Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			(391,000)
AEP Generation Resources Co to Public Service Co of Oklahoma [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			(90,000)
AEP Generation Resources Co to Southwestern Electric Power Co [Member]
Affiliate Railcar Agreement [Abstract]
Revenue Related to Affiliate Railcar Agreement			(245,000)
Appalachian Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	144,437,000		347,484,000		318,199,000
Cost of Purchased Power from Affiliate	4,661,000		830,959,000		661,238,000
Transmission Agreement
Net Charges from Transmission Agreement	84,667,000		40,609,000		20,264,000
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	36,064,000		30,876,000		34,725,000
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC	96,905,000		104,396,000		98,417,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	3,031,000		3,212,000		6,643,000
Related Party Purchases of Property	860,000		5,199,000		2,522,000
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%
Appalachian Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	4,661,000	[4]	830,954,000		661,185,000
Appalachian Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0		0		0
Appalachian Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0		5,000		53,000
Appalachian Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0
Appalachian Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0
Appalachian Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0		0		0
Appalachian Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		0
Appalachian Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	184,000	[4]	193,651,000		166,733,000
Appalachian Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	141,721,000		129,014,000		124,519,000
Appalachian Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	614,000		578,000		314,000
Appalachian Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Appalachian Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	(1,665,000)		461,000		(1,289,000)
Appalachian Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	3,583,000		23,780,000		27,922,000
Indiana Michigan Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	4,198,000		219,399,000		268,408,000
Cost of Purchased Power from Affiliate	269,972,000		433,209,000		386,404,000
Transmission Agreement
Net Charges from Transmission Agreement	39,707,000		19,947,000		5,689,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	1,704,000		2,451,000		1,280,000
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC	48,487,000		52,230,000		49,239,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	1,256,000		5,031,000		3,296,000
Related Party Purchases of Property	1,352,000		964,000		285,000
Related Party Transactions (Textuals) [Abstract]
Barge Towing and Chartering Services	24,000,000		24,000,000		24,000,000
Aggregate Power Participation Ratio	43.47%
Indiana Michigan Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	1,635,000	[4]	181,688,000		147,502,000
Indiana Michigan Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0		0		0
Indiana Michigan Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0		3,000		36,000
Indiana Michigan Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0
Indiana Michigan Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0
Indiana Michigan Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	268,337,000		251,518,000		238,866,000
Indiana Michigan Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		0
Indiana Michigan Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	503,000	[4]	218,164,000		265,923,000
Indiana Michigan Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Indiana Michigan Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	363,000		391,000		218,000
Indiana Michigan Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Indiana Michigan Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	1,675,000		(681,000)		758,000
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	1,657,000		1,525,000		1,509,000
Kentucky Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	5,031,000		50,000		74,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	1,180,000		687,000		277,000
Ohio Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	165,216,000		1,166,854,000		847,294,000
Cost of Purchased Power from Affiliate	1,192,700,000		349,732,000		380,706,000
Transmission Agreement
Net Charges from Transmission Agreement	16,989,000		8,946,000		6,090,000
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	0		40,562,000		39,956,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	0		4,679,000		3,838,000
Power Purchased by the Registrant Subsidiaries from OVEC
Amount of Power Purchased from OVEC	123,101,000		132,607,000		125,013,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	532,000		59,818,000		4,163,000
Related Party Purchases of Property	1,902,000		5,311,000		10,608,000
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership	4.30%
Investment	430,000
Ohio Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	140,000	[4]	199,283,000		174,240,000
Ohio Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0		0		0
Ohio Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0		6,000		75,000
Ohio Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	1,148,216,000
Ohio Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	44,344,000
Ohio Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0		148,459,000		203,583,000
Ohio Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			1,984,000		2,808,000
Ohio Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	1,121,000	[4]	924,313,000		643,486,000
Ohio Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		152,689,000		136,142,000
Ohio Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		804,000		454,000
Ohio Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	44,121,000		0		0
Ohio Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	104,052,000		53,405,000		26,295,000
Ohio Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	15,922,000		35,643,000		40,917,000
Public Service Co Of Oklahoma [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	7,054,000		14,246,000		22,603,000
Cost of Purchased Power from Affiliate	11,024,000		36,891,000		24,378,000
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement	14,100,000		14,700,000		12,300,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	321,000		606,000		1,198,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	510,000		5,651,000		1,782,000
Related Party Purchases of Property	2,079,000		1,710,000		1,867,000
Public Service Co Of Oklahoma [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0	[4]	0		0
Public Service Co Of Oklahoma [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	976,000		1,481,000		683,000
Public Service Co Of Oklahoma [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	10,048,000		35,410,000		23,695,000
Public Service Co Of Oklahoma [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0
Public Service Co Of Oklahoma [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0
Public Service Co Of Oklahoma [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0		0		0
Public Service Co Of Oklahoma [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		0
Public Service Co Of Oklahoma [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	[4]	0		0
Public Service Co Of Oklahoma [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	3,765,000		14,000		34,000
Public Service Co Of Oklahoma [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		10,761,000		18,861,000
Public Service Co Of Oklahoma [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		0		0
Public Service Co Of Oklahoma [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	8,000		0		8,000
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	3,281,000		3,471,000		3,700,000
Southwestern Electric Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	26,278,000		51,812,000		37,441,000
Cost of Purchased Power from Affiliate	3,766,000		11,172,000		19,229,000
Transmission Coordination Agreement
Net (Revenues) Expenses from Transmission Coordination Agreement	(14,100,000)		(14,700,000)		(12,300,000)
Central Machine Shop
Billings for Services from Central Machine Shop Facility	72,000		168,000		145,000
Sales and Purchases of Property [Abstract]
Related Party Sales of Property	1,216,000		1,617,000		1,731,000
Related Party Purchases of Property	4,023,000		8,440,000		7,266,000
Southwestern Electric Power Co [Member] | Purchases under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0	[4]	0		0
Southwestern Electric Power Co [Member] | Direct Purchases from East Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	1,000		411,000		368,000
Southwestern Electric Power Co [Member] | Direct Purchases from West Affiliates [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	3,765,000		10,761,000		18,861,000
Southwestern Electric Power Co [Member] | Direct Purchases from AGR [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0
Southwestern Electric Power Co [Member] | Direct Purchases from AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0
Southwestern Electric Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	0		0		0
Southwestern Electric Power Co [Member] | Natural Gas Purchases from AEPES [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate			0		0
Southwestern Electric Power Co [Member] | Sales under Interconnection Agreement [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0	[4]	0		0
Southwestern Electric Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	10,048,000		1,000		142,000
Southwestern Electric Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	328,000		35,410,000		23,695,000
Southwestern Electric Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	0		(136,000)		(583,000)
Southwestern Electric Power Co [Member] | Transmission Agreement and Transmission Coordination Agreement Sales [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	14,119,000		14,715,000		12,338,000
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	1,783,000		1,822,000		1,849,000
AEP Generating Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	22,746,000		19,719,000		19,961,000
Central Machine Shop
Billings for Services from Central Machine Shop Facility	70,000		26,000		80,000
AEP River Operations LLC [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	25,253,000		22,648,000		20,917,000
American Electric Power [Member] | Ohio Valley Electric Corporation [Member]
Ownership and Investment In OVEC
Ownership	39.17%
Investment	3,978,000
AEP Subsidiaries [Member]
Related Party Transactions (Textuals) [Abstract]
Aggregate Power Participation Ratio	43.47%
Ohio Valley Electric Corporation [Member]
Related Party Transactions (Textuals) [Abstract]
Approximate OVEC Generating Capacity (In MWs)	2,200
Number of OVEC Generating Plants	2
Number of Plants Operating with Environmental Controls	2
Ohio Valley Electric Corporation [Member] | Environmental Project [Member]
Related Party Transactions (Textuals) [Abstract]
Authorized Capital Expenditures for Environmental Investments	1,300,000,000
AEP Generation Resources [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services	5,195,000		0		0
Central Machine Shop
Billings for Services from Central Machine Shop Facility	2,842,000		0		0
Rockport Plant CCT Project [Member] | Ohio Power Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal and SWEPCo Railcar Facility
Coal Transloading Services			7,300,000		14,500,000
Railcar Maintenance			608,000		1,500,000
Related Party Transactions (Textuals) [Abstract]
Railcar Maintenance			$ 608,000		$ 1,500,000

[1]	Includes annual true-up of 2012 estimated revenues.
[2]	Includes $7.3 million and $14.5 million in 2013 and 2012, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.
[3]	Includes $608 thousand and $1.5 million in 2013 and 2012, respectively, of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.
[4]	Includes December 2013 true-up activity subsequent to agreement termination.